INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Held-to-Maturity Amortized Cost
Amortized cost	$ 98,420	$ 131,687
Held-to-Maturity Market Value
Held-to-Maturity Market Value	99,898	136,698
Available-for-Sale Amortized Cost
Amortized Cost	4,180,589	3,330,029
Available-for-Sale Market Value
Investment securities	4,207,846	3,424,580
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	18,824
Available-for-Sale Market Value
Investment securities	18,910
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	639
Held-to-Maturity Market Value
Held-to-Maturity Market Value	699
Available-for-Sale Amortized Cost
Amortized Cost	84,773
Available-for-Sale Market Value
Investment securities	86,693
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	36,651
Held-to-Maturity Market Value
Held-to-Maturity Market Value	37,166
Available-for-Sale Amortized Cost
Amortized Cost	355,693
Available-for-Sale Market Value
Investment securities	364,968
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	2,886
Held-to-Maturity Market Value
Held-to-Maturity Market Value	2,917
Available-for-Sale Amortized Cost
Amortized Cost	846,405
Available-for-Sale Market Value
Investment securities	863,927
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	0	13,990
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	14,187
Available-for-Sale Amortized Cost
Amortized Cost	728,050	704,482
Available-for-Sale Market Value
Investment securities	724,137	720,183
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	46,362	71,737
Held-to-Maturity Market Value
Held-to-Maturity Market Value	47,013	75,222
Available-for-Sale Amortized Cost
Amortized Cost	729,948	584,125
Available-for-Sale Market Value
Investment securities	731,890	590,936
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	11,882	5,799
Held-to-Maturity Market Value
Held-to-Maturity Market Value	12,103	5,878
Available-for-Sale Amortized Cost
Amortized Cost	696,258	634,418
Available-for-Sale Market Value
Investment securities	697,740	655,121
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	720,638	478,539
Available-for-Sale Market Value
Investment securities	$ 719,581	$ 481,871